INVESTMENT IN PREMIUM NICKEL RESOURCES INC. (Tables)	9 Months Ended
Sep. 30, 2021
SCHEDULE OF INVESTMENT

Details of the Company’s investment at September 30, 2021 is as follows:

Investment
Balance, December 31, 2020	48
Reallocation of advance	50
Investment	392
Share of loss of Premium Nickel	(62)
Balance, September 30, 2021	428